Warrants (Details) - USD ($)	1 Months Ended							9 Months Ended			12 Months Ended
	Jul. 31, 2023	Jul. 18, 2023	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Oct. 31, 2021	Oct. 01, 2023	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2022	Aug. 31, 2021	May 31, 2021	Jan. 31, 2020	Jul. 30, 2016	Feb. 29, 2016
Warrants [Line Items]
Warrant to purchase shares (in Shares)					656,630												173,067
Warrant exercise price (in Dollars per share)								$ 0.01	$ 0.01
Fair value of warrant								$ (26,314,000)		$ 142,000	$ 5,211,000	$ 330,000	$ (24,000)
Dividend yield									$ 0
Risk free interest rate								1.90%
Outstanding warrants (in Shares)				3,389,005		690,236		27,637,266	27,637,266		3,389,005	690,236
Warrent purchase shares (in Shares)								8,625,000
Description warrant expires								The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the amended and restated warrant agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share
Warrant vesting (in Shares)								150,000	150,000
Warrant liability								$ 20,400,000
Reduction to additional paid-in capital								9,500,000	$ 9,500,000
Other Income								$ 12,700,000
Preferred stock exercisable share (in Shares)								518,752	518,752
Exercise price per share (in Dollars per share)								$ 2.5
Working capital warrants								$ 117,000
Warrant [Member]
Warrants [Line Items]
Warrant vesting (in Shares)								350,000	350,000
Reduction to additional paid-in capital								$ 10,900,000	$ 10,900,000
Minimum [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share)																$ 0.38
Maximum [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)															2,525
Warrant exercise price (in Dollars per share)															$ 0.62
Series B Preferred Stock [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)																			5,054
Series C Preferred Stock [Member]
Warrants [Line Items]
Fair value of warrant		$ 2,300,000									$ 6,300,000	$ 1,100,000
Number of share exercisable (in Shares)				482,969				482,969	482,969		482,969
Series B Warrants [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share)																			$ 4.3
Fair value of warrant				$ 100,000
Series B Warrants [Member] | Common Class A [Member]
Warrants [Line Items]
Fair value of warrant		$ 100,000				$ 100,000
Series C Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)																		148,477
Warrant exercise price (in Dollars per share)				$ 1				$ 1	$ 1		$ 1
Expected term								10 years
Expected volatility, percentage								62.50%
Risk free interest rate, percentage								1.50%
Dividend yield								$ 0
Series C-1 Warrants (Converted to Common Stock Warrants) [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share)																	$ 0.01
Fair value of warrant								100,000
SVB Common Stock Warrants [Member]
Warrants [Line Items]
Fair value of warrant								$ 100,000			$ 100,000
Expected term								12 years
Expected volatility, percentage								73.00%
SVB Common Stock Warrants [Member] | Minimum [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)																2,472
Risk free interest rate								1.30%
SVB Common Stock Warrants [Member] | Maximum [Member]
Warrants [Line Items]
Risk free interest rate								1.70%
SVB Common Stock Warrants [Member] | Common Stock [Member] | Minimum [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)																2,473
Promissory Note Common Stock Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)							24,148
Warrant exercise price (in Dollars per share)							$ 0.01
Fair value of warrant							$ 100,000
Expected term							10 years
Expected volatility, percentage							73.00%
Risk free interest rate, percentage							1.50%
Dividend yield							$ 0
Carlyle Warrants [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)														2,887,643
Warrant exercise price (in Dollars per share)														$ 0.01
Fair value of warrant								$ 7,700,000
Number of share exercisable (in Shares)														1,995,870
Expected term								7 years
Expected volatility, percentage								77.00%
Risk free interest rate								3.90%
Outstanding warrants (in Shares)	1,995,879
Warrent purchase shares (in Shares)	1,995,879
Description warrant expires								the warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share.
Carlyle Warrants [Member] | Warrant [Member]
Warrants [Line Items]
Number of share exercisable (in Shares)														1,995,879
Carlyle Warrants [Member] | Common Stock [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)														2,886,952
Warrant [Member]
Warrants [Line Items]
Warrant to purchase shares (in Shares)					656,630
Expected term								7 years
Expected volatility, percentage								77.00%
Risk free interest rate, percentage								3.92%
Series D-7 Warrants [Member]
Warrants [Line Items]
Converted to common stock warrants, description								The first tranche of 518,752 shares of Series D-7 preferred stock is exercisable at an exercise price of $2.50 per share upon consummation of a merger transaction, or at an exercise price of $2.04 per share upon remaining private and has an expiration date of April 2024. The second tranche of 137,878 shares of Series D-7 preferred stock is exercisable at an exercise price of $5.00 per share upon consummation of a merger transaction, or at an exercise price of $4.09 per share upon remaining private and has an expiration date of April 2024. The fair value of the Series D-7 warrants was $7.8 million as of December 31, 2022 and $2.4 million as of July 18, 2023 when the warrants were reclassified from redeemable convertible preferred stock warrant liability to additional paid-in capital, as the exercise price of the warrants is fixed at $2.50 per share of Complete Solaria Common Stock for the first tranche and $5.00 per share of Complete Solaria Common Stock for the second tranche upon the closing of the Mergers.			The first tranche of 518,752 shares of Series D-7 preferred stock is exercisable at an exercise price of $2.50 per share upon consummation of a deSPAC transaction, or at an exercise price of $2.04 per share upon remaining private and has an expiration date of April 2024. The second tranche of 137,878 shares of Series D-7 preferred stock is exercisable at an exercise price of $5.00 per share upon consummation of a deSPAC transaction, or at an exercise price of $4.09 per share upon remaining private and has an expiration date of April 2024. The warrants remain outstanding as of December 31, 2022. The fair value of the Series D-7 warrants, as determined in accordance with the methodology described in Note 10 – Fair Value Measurements, was $7.8 million as of December 31, 2022.
Preferred stock exercisable share (in Shares)				518,752							518,752
Exercise price per share (in Dollars per share)											$ 2.5
November 2022 Common Stock Warrants [Member]
Warrants [Line Items]
Fair value of warrant			$ 100,000
Expected term			1 year 6 months
Expected volatility, percentage			78.50%
Risk free interest rate, percentage			4.70%
Warrent purchase shares (in Shares)					38,136
Exercise price per share (in Dollars per share)					$ 8
Purchase shares (in Shares)			31,680
Exercise price per share (in Dollars per share)			$ 0.01
Warrant exercised (in Shares)			31,680
November 2022 Common Stock Warrants [Member] | Business Combination Member
Warrants [Line Items]
Warrent purchase shares (in Shares)					78,962
July 2023 Common Stock Warrants [Member]
Warrants [Line Items]
Warrant exercise price (in Dollars per share)	$ 0.01
Warrent purchase shares (in Shares)	38,981
July 2023 Common Stock Warrants [Member] | Private Placement [Member]
Warrants [Line Items]
Fair value of warrant	$ 200,000
Class A Common Stock Equals or Exceeds Threshold Two [Member] | Private Placement [Member]
Warrants [Line Items]
Exercise price per share (in Dollars per share)	$ 0.01
Warrant Consideration [Member]
Warrants [Line Items]
Expected term	10 years
Warrent purchase shares (in Shares)	6,266,572
Exercise price per share (in Dollars per share)	$ 11.5
Public, Private Placement, and Working Capital Warrants [Member]
Warrants [Line Items]
Fair value of warrant								$ 2,400,000
Warrent purchase shares (in Shares)								6,266,667
Exercise price per share (in Dollars per share)								$ 11.5
Warrant amount								$ 6,400,000
Other income (expense)								4,000,000
Public, Private Placement, and Working Capital Warrants [Member] | Private Placement [Member]
Warrants [Line Items]
Fair value of warrant								$ 300,000
Preferred stock exercisable share (in Shares)								716,668	716,668
Other income (expense)								$ 200,000
Working capital warrants								$ 100,000
Public, Private Placement, and Working Capital Warrants [Member] | Public Warrants [Member]
Warrants [Line Items]
Exercise price per share (in Dollars per share)								$ 11.5
CRSEF Solis Holdings, LLC [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Fair value of warrant								$ 3,400,000			$ 3,400,000
Black-Scholes model [Member] | Carlyle Warrants [Member]
Warrants [Line Items]
Fair value of warrant								$ 20,400,000
Expected term								7 years
Expected volatility, percentage								73.00%